UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTICE OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01627

GOLDMAN SACHS PRIVATE CREDIT CORP.

(Name of Registrant)

200 West Street

New York, NY 10282

(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Goldman Sachs Private Credit Corp. (the “Company”) to be redeemed:

12.0% Series A Cumulative Preferred Stock (the “Series A Preferred Stock”).

(2)	Date on which the securities are to be redeemed:

The shares of Series A Preferred Stock will be redeemed on or about September 28, 2023 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The shares of Series A Preferred Stock are to be redeemed pursuant to Article IV of the Certificate of Designation of 12.0% Series A Cumulative Preferred Stock of Goldman Sachs Private Credit Corp. (the “Certificate of Designation”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

On the Redemption Date, the Company will redeem all of the outstanding shares of Series A Preferred Stock pursuant to the terms of the Certificate of Designation.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 29th day of August, 2023.

GOLDMAN SACHS PRIVATE CREDIT CORP.

By:	/s/ Tucker Greene
Name: Tucker Greene
Title: Chief Operating Officer